Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.10
Preferred stock, shares authorized	100,000	100,000	5,000,000
Preferred Stock, shares issued	0	0	110,000
Preferred stock, dividends in arrears			$ 25,345
Common stock, par value	$ 0.01	$ 0.01	$ 0.10
Common stock, shares authorized	11,900,000	11,900,000	100,000,000
Common stock, shares issued	9,050,000	9,050,000	25,363,339
Treasury Stock Shares			4,116,114